INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Software	115,297	127,645
Trademarks and domain names	1,195,161	1,200,889
Non‑competition agreements	460	—
Advertising resources	2,478,945	—
Licenses	349,912	441,105
Total	4,139,775	1,769,639
Less: accumulated amortization	(2,815,803)	(603,056)
Less: accumulated impairment	(256,513)	(308,948)
Net book value	1,067,459	857,635

Amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 amounted to RMB584.5 million, RMB627.1 million and RMB268.7 million, respectively.

Estimated amortization expenses relating to the existing intangible assets with finite lives for future periods is as follows:

Amounts
RMB
(in thousands)
Within 1 year	133,521
Between 1 and 2 years	124,601
Between 2 and 3 years	119,162
Between 3 and 4 years	114,957
Thereafter	365,394
Total	857,635